ACCOUNTING POLICIES - Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment:
Vessels, net	$ 1,648,888,000	$ 811,715,000
Minimum [Member] | Vessels
Property and equipment:
Property, Plant and Equipment, Useful Life	40 years
Minimum [Member] | Deferred drydocking expenditure
Property and equipment:
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Office equipment and fittings
Property and equipment:
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Vessels
Property and equipment:
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Deferred drydocking expenditure
Property and equipment:
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office equipment and fittings
Property and equipment:
Property, Plant and Equipment, Useful Life	6 years
Newbuildings
Property and equipment:
Interest Costs Capitalized	21,100,000	22,500,000	10,300,000
Vessel to FSRU retrofitting
Property and equipment:
Interest Costs Capitalized	0	0	1,800,000
Golar Arctic [Member]
Property and equipment:
Assets, Fair Value Disclosure	136,000,000
Vessels, net	$ 156,000,000